Stockholder's Equity	12 Months Ended
Sep. 30, 2012
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

(14) STOCKHOLDERS’ EQUITY

The Company did not pay any cash dividends to its stockholders during the years ended September 30, 2012 and 2011. In accordance with the April 2010 supervisory agreement, which is described more fully in Footnote 25, the Company is restricted from the payment of dividends or other capital distributions during the period of the agreement without prior written consent from its primary regulator.

During fiscal 2010, the Company paid quarterly cash dividends on common stock of $0.225 per share on November 27, 2009, and February 26, 2010.

During fiscal 2012, 2011 and 2010, the Company did not repurchase any shares of its own stock.